(Oppenheimer International Small Company Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer International Small Company Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.05%
Total Expenses	1.24%	2.00%	2.00%	1.50%	1.00%	0.81%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	705	934	1,288	1,968
Class C	305	634	1,088	2,350
Class N	254	478	824	1,804
Class Y	103	320	555	1,231
Class I	83	260	451	1,006

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer International Small Company Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	948	1,221	1,997
Class B	205	634	1,088	1,968
Class C	205	634	1,088	2,350
Class N	154	478	824	1,804
Class Y	103	320	555	1,231
Class I	83	260	451	1,006

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in common stock of companies that are domiciled, or have their primary operations, outside the United States and have market capitalizations of $5 billion or less (described as "small-cap companies").

  Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies.

  The Fund will invest at least 65% of its total assets in foreign securities.

The Fund's capitalization parameter can change as the relative market capitalizations of small-cap issuers change over time. The Fund measures capitalization at the time the Fund buys a security and is not required to sell the security if the issuer's capitalization changes.

The Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements, management record and structure, operations, product development and industry competitive position. The portfolio manager also looks for companies with the ability to take advantage of business opportunities, and companies that are anticipated to have a positive cash flow in the future, although current cash flow may be negative. These factors may vary in particular cases and may change over time.

The portfolio manager considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

The Fund may invest in companies that have no current cash flow and, although it is anticipated that such companies will generate cash flow in the future, there is the risk that such companies will go bankrupt or otherwise cease operations.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Regional Focus . At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Industry and Sector Focus . At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry or group of industries.

Globalization Risks . The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers in foreign countries. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalSmallCompanyFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 62.37% (2nd Qtr 09) and the lowest return was -41.59% (3rd Qtr 08). For the period from January 1, 2013 through September 30, 2013, the cumulative return before sales charges and taxes was 31.10%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns (Oppenheimer International Small Company Fund)	Inception Date	1 Year	5 Years (or life of class, if less)		10 Years (or life of class, if less)
Class A	Nov. 17, 1997	15.60%	(0.99%)		17.62%
Class A Return After Taxes on Distributions		15.40%	(1.93%)		16.18%
Class A Return After Taxes on Distributions and Sale of Fund Shares		10.40%	(1.29%)		15.40%
Class B	Nov. 17, 1997	16.52%	(1.04%)		17.72%
Class C	Nov. 17, 1997	20.71%	(0.58%)		17.38%
Class N	Mar. 01, 2001	21.18%	(0.15%)		17.89%
Class Y	Sep. 07, 2005	23.17%	0.62%		9.42%
Class I	Dec. 29, 2011	23.23%	24.02%
Morgan Stanley Capital International EAFE Index		17.32%	(3.69%)		8.21%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)			17.32%	[1]	5.25%	[2]
MSCI All Country World Ex U.S. Small Cap Net Index		18.52%	(0.39%)		13.15%
MSCI All Country World Ex U.S. Small Cap Net Index (reflects no deduction for fees, expenses or taxes)			18.52%	[1]	6.01%	[2]
[1]	As of 12-31-11.
[2]	As of 8-31-05.

[1]	Expenses have been restated to reflect current fees.